Notes and Convertible Notes Payable - Schedule of Amortization of Debt Discount and Repayments (Details) - Notes Payable [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Debt Conversion [Line Items]
Amortization of debt discount	$ 69,442	$ 55,705	$ 172,153	$ 182,269
Repayments of notes payable	69,442	55,705	172,153	182,269
Amortization of debt discount	189,998	315,772	420,950	826,545
Repayments of notes payable	189,998	315,772	$ 420,950	826,545
08/08/23 [Member]
Debt Conversion [Line Items]
Maturity Date			Jun. 30, 2024
Principal Amount			$ 162,131
Amortization of debt discount				13,098
Repayments of notes payable				13,098
Amortization of debt discount		0		97,278
Repayments of notes payable		0		97,278
11/03/23 [Member]
Debt Conversion [Line Items]
Maturity Date			Sep. 03, 2024
Principal Amount			$ 378,000
Amortization of debt discount		13,000		49,400
Repayments of notes payable		13,000		49,400
Amortization of debt discount		113,400		302,400
Repayments of notes payable		113,400		302,400
12/12/23 [Member]
Debt Conversion [Line Items]
Maturity Date			Oct. 15, 2024
Principal Amount			$ 162,131
Amortization of debt discount		11,091		33,032
Repayments of notes payable		11,091		33,032
Amortization of debt discount		48,639		147,102
Repayments of notes payable		48,639		147,102
12/13/23 [Member]
Debt Conversion [Line Items]
Maturity Date			Sep. 03, 2024
Principal Amount			$ 189,000
Amortization of debt discount		16,189		61,517
Repayments of notes payable		16,189		61,517
Amortization of debt discount		81,000		189,000
Repayments of notes payable		81,000		189,000
04/24/24 [Member]
Debt Conversion [Line Items]
Maturity Date			Feb. 28, 2025
Principal Amount			$ 180,320
Amortization of debt discount		13,450	8,772	23,245
Repayments of notes payable		13,450	8,772	23,245
Amortization of debt discount		54,096	36,064	72,128
Repayments of notes payable		54,096	$ 36,064	72,128
08/01/24 [Member]
Debt Conversion [Line Items]
Maturity Date			Jul. 31, 2026
Principal Amount			$ 223,649
Amortization of debt discount	3,029	1,975	8,991	1,977
Repayments of notes payable	3,029	1,975	8,991	1,977
Amortization of debt discount	27,956	18,637	83,868	18,637
Repayments of notes payable	27,956	18,637	$ 83,868	18,637
01/16/25 [Member]
Debt Conversion [Line Items]
Maturity Date			Nov. 15, 2025
Principal Amount			$ 168,728
Amortization of debt discount	25,997		70,644
Repayments of notes payable	25,997		70,644
Amortization of debt discount	50,618		134,982
Repayments of notes payable	50,618		$ 134,982
01/24/25 [Member]
Debt Conversion [Line Items]
Maturity Date			Nov. 30, 2025
Principal Amount			$ 112,746
Amortization of debt discount	14,501		38,459
Repayments of notes payable	14,501		38,459
Amortization of debt discount	70,466		70,466
Repayments of notes payable	70,466		$ 70,466
02/14/25 [Member]
Debt Conversion [Line Items]
Maturity Date			Dec. 15, 2025
Principal Amount			$ 136,528
Amortization of debt discount	13,105		32,477
Repayments of notes payable	13,105		32,477
Amortization of debt discount	40,958		95,570
Repayments of notes payable	40,958		$ 95,570
07/29/25 [Member]
Debt Conversion [Line Items]
Maturity Date			May 30, 2026
Principal Amount			$ 154,440
Amortization of debt discount	12,810		12,810
Repayments of notes payable	12,810		12,810
Amortization of debt discount
Repayments of notes payable